Revenue recognition - Contract assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Revenue recognition
Contract assets	€ 1,875	€ 1,919
Contract liabilities	3,496	3,694
Non-current contract liabilities	1,113	1,216
Current contract liabilities	2,383	€ 2,478
Satisfied performance obligations	€ 1,700